Interim Consolidated Statements of Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue:
Subscription services	$ 97,879	$ 70,387
Term-license	30,609	27,653
Total subscription	128,488	98,040
Other non-recurring	4,890	10,300
Professional services	14,540	16,618
Total revenue	147,918	124,958
Cost of revenue:
Subscription services	9,438	8,112
Term-license	2	368
Total subscription	9,440	8,480
Other non-recurring	5,907	5,498
Professional services	10,090	10,103
Total cost of revenue	25,437	24,081
Gross profit	122,481	100,877
Operating expenses:
Research and development	42,184	39,251
Sales and marketing	54,346	48,151
General and administrative	21,192	21,020
Total operating expenses	117,722	108,422
Operating income (loss)	4,759	(7,545)
Financial (expense) income, net	(74,826)	94,866
(Loss) Income before tax	(70,067)	87,321
Tax expense (income)	2,886	(1,314)
Net (loss) income	$ (72,953)	$ 88,635
(Loss) earnings per share
Basic (in Dollars per share)	$ (0.37)	$ 0.47
Diluted (in Dollars per share)	$ (0.37)	$ 0.44
Basic (in Shares)	187,239,136	181,217,005
Diluted (in Shares)	187,239,136	194,355,966